Acquisitions (Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 02, 2013 2013 Acquisitions [Member]
Business Acquisition [Line Items]
Current assets, net of cash acquired				$ 60,669
Property and equipment				4,545
Intangible assets (primarily customer relationships)				59,242
Non-tax-deductible goodwill	802,318	695,799	600,827	100,257
Current liabilities				(17,619)
Long term liabilities				(7,879)
Deferred tax liabilities				(20,108)
Net assets acquired				$ 179,107